Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Income Tax Disclosure [Abstract]
Federal net operating loss carry forwards	$ 38,000,000
State net operating loss carry forwards	$ 38,000,000
Income tax examination description	If not utilized earlier, will begin to expire in the year ending December 31, 2030